Average Annual Total Returns - FidelityUSBondIndexFund-PRO - FidelityUSBondIndexFund-PRO - Fidelity U.S. Bond Index Fund	Oct. 30, 2023
Fidelity U.S. Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(13.04%)
Past 5 years	(0.02%)
Past 10 years	1.01%
Fidelity U.S. Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(13.85%)
Past 5 years	(1.03%)
Past 10 years	(0.05%)
Fidelity U.S. Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.70%)
Past 5 years	(0.38%)
Past 10 years	0.34%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%